Johnson Mutual Funds
3777 West Fork Road
Cincinnati, OH  45247

January 6, 2009

Securities & Exchange Commission
Division of Investment Management
Washington, DC 20549

Re: Johnson Mutual Funds (“Registrant”) (SEC File Nos. File Nos. 33-52970 and 811-7254)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Registrant hereby certifies that (1) the form of Prospectus and Statement of Additional Information with respect to the Johnson International Fund that would have been filed under paragraph (c) of Rule 497 would not have differed from the prospectuses contained in Post-Effective Amendment No. 28 under the 1933 Act and Amendment No. 29 under the 1940 Act, the text of which was filed electronically on December 8, 2008

If you have any questions or would like further information, please contact me at (513) 661-3100.

Sincerely,

/s/ Marc E. Figgins

Marc E. Figgins
Treasurer